ROBERT B. SAGINAW
Counsel

Phone (612) 342-7436
Fax (612) 342-7531




April 30, 1999












U.S. Securities and Exchange Commission
450 Fifth Street Northwest
Washington, D.C. 20549-1004

Attention:  Filing Desk

Re:         Select*Life Variable Account
            (Survivorship Variable Life)
            SEC File No. 333-18517
            CIK No. 0000897899

Gentlemen:

In accordance with the provisions of Securities Act Rule 497(j) this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above-captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 4 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on April 16, 1999 and will become effective on April 30, 1999.

Sincerely,

Select*Life Variable Account

By:         /s/ Robert B. Saginaw
            ----------------------------------------------
            Robert B. Saginaw
            Counsel